Income Taxes - Major Categories of Net Deferred Income Tax Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Long-term:
Deferred income tax assets	$ 118	$ 124
Deferred income tax liabilities	(367)	(56)
Net deferred income tax assets (liabilities)	$ (249)
Net deferred income tax assets (liabilities)		$ 68